Accounts Receivables - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 58,073	¥ 53,465
Impairment provision on individual basis	598	572
Impairment provision	816	568
Loss allowance	1,414	1,140	¥ 2,431	¥ 4,053
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	53,098	46,849
Impairment provision on individual basis	¥ 0	¥ 0
Weighted - average loss rate	0.10%	0.10%
Impairment provision	¥ 55	¥ 34
Loss allowance	55	34
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,153	5,326
Impairment provision on individual basis	¥ 26	¥ 154
Weighted - average loss rate	1.60%	0.40%
Impairment provision	¥ 50	¥ 19
Loss allowance	76	173
Between 1 to 2 years [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	648	386
Impairment provision on individual basis	¥ 153	¥ 65
Weighted - average loss rate	25.50%	6.90%
Impairment provision	¥ 126	¥ 22
Loss allowance	279	87
Between 2 and 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	329	50
Impairment provision on individual basis	¥ 67	¥ 11
Weighted - average loss rate	45.00%	25.60%
Impairment provision	¥ 118	¥ 10
Loss allowance	185	21
Over 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	845	854
Impairment provision on individual basis	¥ 352	¥ 342
Weighted - average loss rate	94.70%	94.30%
Impairment provision	¥ 467	¥ 483
Loss allowance	¥ 819	¥ 825